Share-based payments - Narrative (Details)			12 Months Ended
	Apr. 29, 2024 shares	Apr. 25, 2024 shares	Dec. 31, 2024 tranche scheme shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-settled share-based payment arrangements | scheme			3
Number of new equity-settled share-based payment arrangements | scheme			2
Number of active equity-settled share-based payment arrangements | scheme			5
Issued and fully paid (in shares)			76,351,279	242,862,302	242,933,801
Deferred Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-settled share-based payment arrangement tranches | tranche			3
Vesting requirements for share-based payment arrangement, vesting period			3 years
Retention Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
Annual Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
All Employee Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			3 years
Non-Executive Directors' Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period			1 year
Growth Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)	25,078,742		0	24,892,848	24,992,848
Issue of equity (in shares)	185,894	185,894
Non-voting Ordinary Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)			0	3,986,376	3,986,376
Issue of equity (in shares)	875,171	122,810	875,171
Issue of equity, transferred (in shares)		592,536
Deferred Shares of $0.000469 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)			4,129,436	107,491,490	107,462,989
Issue of equity (in shares)		80,500
Ordinary Shares of $0.001551 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)			72,221,843	0
Issue of equity to be issued (in shares)		142,709
2010, 2011 and 2015 | Growth Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		10,842,848
2010, 2011 and 2015 | Non-voting Ordinary Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		6,789,719
2010, 2011 and 2015 | Deferred Shares of $0.000469 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		4,450,577
2016, 2019 and 2020 | Growth Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		14,050,000
2016, 2019 and 2020 | Non-voting Ordinary Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		8,236,326
2016, 2019 and 2020 | Deferred Shares of $0.000469 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and fully paid (in shares)		5,398,810
2016, 2019 and 2020 | Ordinary Shares of $0.001551 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity (in shares)		2,039,124
2012 | Non-voting Ordinary Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity (in shares)		875,171
2019 | Non-voting Ordinary Shares of $0.000165 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, terminated (in shares)		268,282